Long term Investments (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Equity investments:
Total Long-term Investments	¥ 1,480,987	¥ 156,306
Equity Method
Equity investments:
Total Long-term Investments	184,447	34,704
Equity Security With Readily Determinable Fair Values
Equity investments:
Total Long-term Investments	23,207	28,452
Equity Securities Without Readily Determinable Fair Values
Equity investments:
Total Long-term Investments	508,730	93,150
Long-term time deposits
Equity investments:
Total Long-term Investments	714,518	0
Long-term financial instruments
Equity investments:
Total Long-term Investments	¥ 50,085	¥ 0